Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial liabilities per maturity

(in thousands of euro)	December 31, 2021	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2022
State guaranteed loan Société Générale (1)	20,000	—	50	—	—	20,050
State guaranteed loan BNP Paribas (1)	8,700	—	22	—	—	8,722
Lease liabilities – Building "Le Virage"	1,875	—	—	(260)	—	1,614
Lease liabilities – Premises Innate Inc.	391	—	45	(44)	5	396
Lease liabilities – Laboratory equipment	464	—	—	(87)	—	376
Lease liabilities – Vehicles	53	—	38	(19)	—	71
Lease liabilities - Printers	35	—	—	(4)	—	31
Borrowing – Equipment	209	—	—	(27)	—	181
Borrowing – Building	12,525	—	—	(591)	—	11,933
Total	44,252	—	155	(1,032)	5	43,374

(in thousands of euro)	December 31, 2020	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2021
BPI PTZI IPH41	150	—	—	(150)	—	—
Lease liabilities – Real estate property	1,454	—	(1,454)	—	—	—
Lease liabilities – Building "Le Virage"	2,387	—	—	(255)	—	2,131
Lease liabilities – Premises Innate Inc.	447	—	—	(18)	(5)	423
Lease liabilities – Laboratory equipment	639	—	—	(87)	—	551
Lease liabilities – Vehicles	21	—	—	(6)	—	14
Lease liabilities - Printers	41	—	—	(2)	—	39
Borrowing – Equipment	262	—	—	(25)	—	236
Borrowing – Building	13,687	—	—	(579)	—	13,107
Total	19,087	—	(1,454)	(1,121)	(5)	16,502

(1) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years usable from August, 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. As of June 30, 2022, the Company was not able to use the options to extend the principal repayment of these loans. Thus, at the same date, the effective interest rate applied to these contracts is 0.5% which is the contractual rate for repayment within one year. In August 2022, the Company communicated to Société Générale and BNP Paribas its desire to use the capital repayment extension options of the two State-Guaranteed Loans (“PGE”) contracted in December 2021 (see note 21).

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2022:

(in thousands of euro)	Within 1 year	From 2nd to 5th year included	Over 5 years	Total

State guaranteed loan Société Générale	20,050	—	—	20,050
State guaranteed loan BNP Paribas	8,722	—	—	8,722
Lease liabilities – Building "Le Virage"	527	1,088	—	1,614
Lease liabilities – Premises Innate Inc.	91	299	—	396
Lease liabilities – Laboratory equipment	178	199	—	376
Lease liabilities – Vehicles	29	44	—	71
Lease liabilities - Printers	9	22	—	31
Borrowing – Equipment	55	126	—	181
Borrowing – Building	1,198	5,039	5,697	11,933
Total financial liabilities	30,859	6,817	5,697	43,374